SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended													12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Net (loss) income from continuing operations		$ (4,090)		$ (3,815)	$ (1,828)	[1]	$ (2,447)	$ (2,803)	[2],[3]	$ 634	[2],[3]	$ 582	[2],[3]	$ 565	$ (12,180)	[1]	$ (1,022)	[2],[3]	$ 3,053
Continuing operations															(27)		(358)		(576)
Preferred dividends attributable to redeemable noncontrolling interest															(41)		(40)		(22)
Undistributed earnings allocated to participating securities															(3)		(3)		0
Net (loss) income from continuing operations attributable to common stockholders															(12,251)		(1,423)		2,455
Net income from discontinued operations		(4)	[4]	25	29		41	68		70		78		61	91	[5]	277		388
Discontinued operations		$ (11)		$ (16)	$ (26)		$ (26)	$ (38)		$ (48)		$ (45)		$ (34)	(79)		(165)		(185)
Net income from discontinued operations attributable to common stockholders															12		112		203
Net (loss) income attributable to common stockholders															$ (12,239)		$ (1,311)		$ 2,658
Basic weighted-average shares of common stock outstanding (millions)															1,082,000,000		1,039,000,000		1,002,000,000
Add shares issuable upon exercise or vesting of dilutive stock options and RSUs	[6]														0		0		4,000,000
Diluted weighted-average shares of common stock outstanding															1,082,000,000		1,039,000,000		1,006,000,000
Basic net (loss) income per share attributable to common stockholders:
Continuing operations, basic															$ (11.32)		$ (1.37)		$ 2.45
Discontinued operations, basic															0.01		0.11		0.20
Basic net (loss) income per share attributable to common stockholders:															(11.31)		(1.26)		2.65
Diluted net (loss) income per share attributable to common stockholders:
Continuing operations, diluted															(11.32)		(1.37)		2.44
Discontinued operations, diluted															0.01		0.11		0.20
Diluted net (loss) income per share attributable to common stockholders:															$ (11.31)		$ (1.26)		$ 2.64
Potential anti-dilutive additional shares of common stock from stock options and restricted stock units															9,000,000		10,000,000		1,000,000
Outstanding stock options with exercise prices greater than average market price of common stock (in shares)															45,000,000		31,000,000		30,000,000

[1]	Includes a gain of $92 million ($0.09 per share) in the second quarter and for the year associated with the net proceeds received from insurance carriers and other third parties related to the shareholder derivative litigation settlement.
[2]	Includes net gains (losses) on early extinguishment of debt totaling $4 million in the second quarter, $17 million ($0.02 per share) in the third quarter, $(18) million ($(0.02) per share) in the fourth quarter and $3 million for the year. Refer to Note 8 for further discussion.
[3]	Includes tax charges of $57 million ($0.06 per share) in the second quarter, $5 million in the third quarter, $22 million ($0.02 per share) in the fourth quarter and $84 million ($0.08 per share) for the year associated with deferred taxes recorded in connection with the allocation of goodwill to the sale of the Eagle Ford shale assets. Additionally, includes net tax charges (benefit) of $54 million ($7 million attributable to noncontrolling interests and $47 million to net income attributable to common stockholders or $0.04 per share) in the third quarter, $(17) million ($11 million attributable to noncontrolling interests and $(28) million to net loss attributable to common stockholders or $(0.03) per share) in the fourth quarter and $37 million ($18 million attributable to noncontrolling interests and $19 million to net loss attributable to common stockholders or $0.02 per share) for the year associated with changes in Chilean tax rules, U.S. federal income tax law and Peruvian tax rules, partially offset by a tax benefit related to changes in U.S. state income tax filing positions.
[4]	Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges.
[5]	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.
[6]	Excludes approximately 9 million shares of common stock in 2015, 10 million in 2014 and 1 million in 2013 associated with outstanding stock options with exercise prices less than the average market price of FCX's common stock and RSUs that were anti-dilutive